FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of December 31, 2012 and 2013, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other current assets	$3,073	$—	$3,073	$—
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other current liabilities	(18)		(18)

Total	$3,055	$—	$3,055	$—

Description	Year Ended December 31, 2013	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities:	$12,460	$12,460	$—	$—
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other current assets	$12,987	$—	$12,987	$—
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other current liabilities	(799)	—	(799)	—

Total	$24,648	$12,460	$12,188	$—

Amounts Related to Derivative Instruments Affecting Consolidated Statements of Operations

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of comprehensive income for the years ended December 31, 2011, 2012 and 2013:

Derivative Type	Amount of Gain on Derivatives Recognized in Income
	2011	2012	2013
Derivatives not designated as hedging instruments: Foreign-exchange forward contracts—recorded in other income, net	$4,712	$5,337	$19,302

Notional and Fair Value of Deliverable and Non-Deliverable Foreign-Exchange Forward Contracts and Option

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2012	Deliverable foreign-exchange forward contracts	$155,000	869

As of December 31, 2012	Non-deliverable foreign-exchange forward contracts and options	$150,000	2,186

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2013	Deliverable foreign-exchange forward contracts and options	$557,000	12,188
As of December 31, 2013	Non-deliverable foreign-exchange forward contracts and options	$—	—

Assets Measured Fair Value on Non Recurring Basis

The following table presents the Company’s assets measured at fair value on a nonrecurring basis for the year ended December 31, 2012:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss
Acquired intangibles	$2,138	$—	$—	$2,138	$1,754
Goodwill	6,266	—	—	6,266	1,661

Total	$8,404	$—	$—	$8,404	$3,415